LOANS - Loan Delinquency, including Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	$ 33,897	$ 25,202
Current	10,265,074	9,263,097
Total loans and leases	10,298,971	9,288,299
Greater than 90 days past due and still accruing	857	137
30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	17,727	6,519
60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	9,783	5,380
Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	6,387	13,303
Commercial
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	5,948	5,084
Current	3,404,324	2,714,944
Total loans and leases	3,410,272	2,720,028
Greater than 90 days past due and still accruing	0	0
Commercial | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	5,375	303
Commercial | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	72	2,006
Commercial | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	501	2,775
Lease financing
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	7,107	93
Current	229,017	109,531
Total loans and leases	236,124	109,624
Greater than 90 days past due and still accruing	742	0
Lease financing | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	5,212	93
Lease financing | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,052	0
Lease financing | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	843	0
Construction real estate
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	0
Current	512,050	455,894
Total loans and leases	512,050	455,894
Greater than 90 days past due and still accruing	0	0
Construction real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	0
Construction real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	0
Construction real estate | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	0
Commercial real estate-investor
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	6,540
Current	3,094,064	3,148,215
Total loans and leases	3,094,064	3,154,755
Greater than 90 days past due and still accruing	0	0
Commercial real estate-investor | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	89
Commercial real estate-investor | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	42
Commercial real estate-investor | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	6,409
Commercial real estate-owner
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	5,286	2,900
Current	953,409	1,068,959
Total loans and leases	958,695	1,071,859
Greater than 90 days past due and still accruing	0	0
Commercial real estate-owner | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	26	56
Commercial real estate-owner | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	5,216	2,207
Commercial real estate-owner | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	44	637
Commercial real estate
Financing Receivable, Past Due [Line Items]
Total loans and leases	4,052,759	4,226,614
Residential real estate
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	9,588	6,755
Current	1,082,677	889,314
Total loans and leases	1,092,265	896,069
Greater than 90 days past due and still accruing	0	0
Residential real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	4,254	4,379
Residential real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	2,074	262
Residential real estate | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	3,260	2,114
Home equity
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	3,663	3,092
Current	730,128	705,307
Total loans and leases	733,791	708,399
Greater than 90 days past due and still accruing	0	0
Home equity | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,725	1,214
Home equity | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	729	692
Home equity | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,209	1,186
Installment
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,778	244
Current	208,117	119,210
Total loans and leases	209,895	119,454
Greater than 90 days past due and still accruing	0	0
Installment | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	874	162
Installment | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	490	37
Installment | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	414	45
Credit card
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	527	494
Current	51,288	51,723
Total loans and leases	51,815	52,217
Greater than 90 days past due and still accruing	115	137
Credit card | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	261	223
Credit card | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	150	134
Credit card | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	$ 116	$ 137